ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 22: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES
Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2011	2012
	(EUR in thousands)
Accrued expenses and deferred income	96,689	75,588
Amounts due to re-insurers	23,820	16,289
Income and other taxes payable	153,236	145,395
Accounts payable	218,651	200,173
Payroll related accruals	57,365	90,429
Private equity: liabilities of investee entities	208,064	240,658
Unsettled transactions on debt securities	2,727	-
Accrued interest and commissions	420,999	262,860
Deferred tax liability	62,213	63,863
Amounts due to third-parties under collection agreements	82,205	112,544
Pension liability	224,743	387,921
Dividends payable	4,080	338
Amounts due to government agencies	180,043	198,748
European Re-development Fund	19,960	8,802
Liabilities relating to deposit administration funds (DAF)	198,040	198,034
Checks and credit card transactions under settlement	1,010,478	814,550
Other	585,023	419,981
Total	3,548,336	3,236,173

Included in the above table under “Other” are liabilities carried at fair value, relating to short positions in shares amounting to EUR 5,009 thousand and EUR 3,727 thousand at December 31, 2011 and 2012 respectively.